Bank Debt (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012 Bank Debt [Member]	Dec. 31, 2011 Bank Debt [Member]
Schedule of future maturities of debt
2013		$ 352,096
2014		75,661
2015		75,661
2016		40,354
2017		16,155
Total	$ 538,865	$ 559,927	$ 812,647